Summary of Significant Accounting Policies - Schedule of Property Plant & Equipment Estimated Useful Life (Details)	Sep. 30, 2025	Dec. 31, 2024
Computer & Peripherals [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Leasehold properties [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years	4 years
Leasehold properties [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	9 years	9 years
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Plant and machinery [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		4 years
Plant and machinery [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		8 years
Research & Development equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		5 years
Server & networking [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Pay per use system [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years	10 years
Demo System [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years	10 years